Fair Value (Fair Value, By Balance Sheet Grouping) (Details) - USD ($) $ in Millions	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014
Cash equivalents		$ 27.0	$ 209.5
Assets, Total		27.0	209.5
Contingent consideration	$ 0.6		12.4
Derivative instruments	19.8	20.8	16.1
Liabilities, Total	20.4	20.8	28.5
Level 1 [Member]
Cash equivalents		27.0	209.5
Assets, Total		27.0	209.5
Level 2 [Member]
Derivative instruments	19.8	20.8	16.1
Liabilities, Total	19.8	$ 20.8	16.1
Level 3 [Member]
Contingent consideration	0.6		12.4
Liabilities, Total	$ 0.6		$ 12.4